Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Property, Plant and Equipment

Note 14.  Property, Plant and Equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total

	(in thousands)
Cost
Balance at January 1, 2024	$37,653	77,782	94,732	50,233	14,991	50,772	4,428	330,591
Additions	—	651	2,210	5,998	739	4,844	2,028	16,470
Transfers	—	1,610	656	28	—	453	(2,870)	(123)
Disposals	—	(15)	(1,034)	(185)	(195)	(13,596)	—	(15,025)
Effect of exchange rate changes	—	—	—	(7)	(51)	(157)	—	(215)
Balance at December 31, 2024	37,653	80,028	96,564	56,067	15,484	42,316	3,586	331,698
Acquisitions through business combinations	162	55	101	—	17	31	—	366
Additions	—	483	1,551	6,414	1,116	5,362	7,027	21,953
Transfers	—	—	939	—	—	—	(939)	—
Disposals	—	—	(59)	(245)	(168)	(11,322)	—	(11,794)
Effect of exchange rate changes	(3)	(2)	(12)	3	39	106	(1)	130
Balance at December 31, 2025	$37,812	80,564	99,084	62,239	16,488	36,493	9,673	342,353

Accumulated Depreciation
Balance at January 1, 2024	$—	37,300	72,261	43,850	12,669	34,402	—	200,482
Depreciation for the year	—	4,394	6,863	3,823	1,018	5,923	—	22,021
Disposals	—	(15)	(1,034)	(185)	(195)	(10,504)	—	(11,933)
Effect of exchange rate changes	—	(1)	—	(6)	(43)	(102)	—	(152)
Balance at December 31, 2024	—	41,678	78,090	47,482	13,449	29,719	—	210,418
Depreciation for the year	—	4,392	4,856	5,672	985	5,099	—	21,004
Disposals	—	—	(59)	(245)	(168)	(8,726)	—	(9,198)
Effect of exchange rate changes	—	(2)	(10)	3	35	72	—	98
Balance at December 31, 2025	$—	46,068	82,877	52,912	14,301	26,164	—	222,322

Carrying amounts
At December 31, 2024	$37,653	38,350	18,474	8,585	2,035	12,597	3,586	121,280
At December 31, 2025	$37,812	34,496	16,207	9,327	2,187	10,329	9,673	120,031

Others in property, plant and equipment includes mold equipment, leasehold improvements, right-of-use assets and other equipment.

The Company incurred non-cash capital expenditures of $3,086 thousand, $3,121 thousand and $3,296 thousand in the years ended December 31, 2023, 2024 and 2025.

The above items of property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings	25 years
Building improvements	4-16 years
Machinery	4-10 years
Research and development equipment	2-6 years
Office furniture and equipment	3-8 years
Others	2-15 years

For the years ended December 31, 2023, 2024 and 2025, the Company did not recognize any impairment loss on property, plant and equipment.

Information on property, plant and equipment that were pledged to bank as collateral is provided in Note 26.

(b)   Lease Arrangements

(i)    Right-of-use assets

Addition to right-of-use assets during 2024 and 2025 were $2,113 thousand and $839 thousand, respectively. The carrying amounts of right-of-use assets for offices and buildings lease included in Others in property, plant and equipment was $8,368 thousand and $4,125 thousand as of December 31, 2024 and 2025, respectively. Depreciation expense of right-of-use assets amounted to $4,609 thousand, $4,178 thousand and $2,519 thousand in 2023, 2024 and 2025, respectively.

(ii)    Lease liabilities

	December 31,	December 31,
	2024	2025

	(in thousands)
Current portion (classified under other current liabilities)	$3,708	1,752
Non-current portion (classified under other non-current liabilities)	3,452	2,466
	$7,160	4,218

(iii)    Additional lease information

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Expenses relating to short-term leases	$73	65	54
Expenses relating to low-value asset leases	$368	246	211
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$2,195	2,739	2,438

The reconciliation of lease liabilities to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2024	2025

	(in thousands)
Balance at beginning of year	$11,380	7,160
Change from financing activities:
Payment of lease liabilities	(5,032)	(3,160)
Total change from financing activities	(5,032)	(3,160)
Other changes:
New lease	1,758	840
Interest expense	216	160
Interest paid	(216)	(160)
Lease modifications	(1,624)	(1,577)
Effect of exchange rate changes	678	955
Total liability-related other changes	812	218
Balance at end of year	$7,160	4,218